J.P. MORGAN EXCHANGE-TRADED FUND TRUST
277 PARK AVENUE
NEW YORK, NEW YORK 10172
September 5, 2023
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention: Filing Desk
RE: J.P. Morgan Exchange-Traded Fund Trust (the “Trust”), on behalf of
JPMorgan International Value ETF
JPMorgan Global Select Equity ETF (the “Funds”)
File Nos. 333-191837 and 811-22903
Ladies and Gentlemen:
Pursuant to the requirements of the Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Statements of Additional Information of the Funds do not differ from the Statements of Additional Information contained in the Post-Effective Amendment No. 420 (Amendment No. 422 under the Investment Company Act of 1940, as amended) filed electronically on August 29, 2023.
Please contact the undersigned at (212) 272-7085 if you have any questions.
Very truly yours,
/s/ Max Vogel
Max Vogel
Assistant Secretary